Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure of Fair Value Measurement of Assets
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2022
Derivatives in designated hedge relationships
Derivative liabilities	—	(64.2)	—
Held at fair value through profit or loss
Other investments	0.4	—	241.1
Derivative assets	—	2.2	—
Derivative liabilities	—	(3.9)	—
Payments due to vendors (earnout agreements)	—	—	(173.1)
Liabilities in respect of put options	—	—	(397.8)
Held at fair value through other comprehensive income
Other investments	19.2	—	112.2

Disclosure of Fair Value Measurement of Liabilities
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into levels 1 to 3 based on the degree to which the fair value is observable, or based on observable inputs:

	Level 1	Level 2	Level 3
	£m	£m	£m
30 June 2022
Derivatives in designated hedge relationships
Derivative liabilities	—	(64.2)	—
Held at fair value through profit or loss
Other investments	0.4	—	241.1
Derivative assets	—	2.2	—
Derivative liabilities	—	(3.9)	—
Payments due to vendors (earnout agreements)	—	—	(173.1)
Liabilities in respect of put options	—	—	(397.8)
Held at fair value through other comprehensive income
Other investments	19.2	—	112.2
Reconciliation of level 3 fair value measurements:

	Payments due to vendors (earnout agreements)	Liabilities in respect of put options	Other investments
	£m	£m	£m
1 January 2022	(196.7)	(391.5)	290.0
(Losses)/gains recognised in the income statement	(1.1)	19.6	9.0
Gains recognised in other comprehensive income	—	—	3.6
Additions	(22.6)	—	66.7
Disposals	—	—	(16.0)
Cancellations	—	5.0	—
Settlements	63.3	5.8	—
Exchange adjustments	(16.0)	(36.7)	—
30 June 2022	(173.1)	(397.8)	353.3